Statement of financial position (Parenthetical) R in Billions	6 Months Ended
Dec. 31, 2020 ZAR (R)
Statement
Decrease in borrowings due to strengthening of rand/US dollar exchange rate	R (23)
ZAR banking facilities
Statement
Repayments of borrowings	R 4
Base Chemicals | LCCP
Statement
Proportion of equity interest disposed of	50.00%